Note 42	12 Months Ended
Dec. 31, 2022
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the consolidated income statements is as follows:

Other operating income (Millions of Euros)
	2022	2021	2020
Gains from sales of non-financial services	284	301	244
Other operating income	244	360	248
Total	528	661	492
The breakdown of the balance under the heading “Other operating expense” in the consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	2022	2021	2020
Change in inventories	134	151	124
Contributions to guaranteed banks deposits funds	997	829	800
Hyperinflation adjustment (1)	1,687	585	348
Other operating expense	620	475	390
Total	3,438	2,041	1,662
(1) See Note 2.2.19. It includes €832 million related to Turkey and €822 million related to Argentina.